SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - Notable Labs Inc [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Accrued expenses	$ 651	$ 894
Accrued employee expenses	10	13
Accrued bonuses	239	217
Total accrued expenses and other current liabilities	$ 900	$ 1,124